Derivative Instruments (Details 1) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Sep. 17, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Implied fair value of Company's common stock		$ 8.60
Volatility	109.00%	80.00%	112.00%	109.00%
Exercise price		$ 1.60
Estimated life		1 year 9 months 29 days	1 year 9 months
Risk free interest rate	0.23%	0.40%	0.25%	0.25%